UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	December 31, 2006

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	February 2, 2007
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	414

Form 13F information Table Value Total:	 579160000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    13412   172101 SH       SOLE                   172101
Abbott Labs Com                COM              002824100    12721   261165 SH       SOLE                   261165
Air Prods & Chems Inc Com      COM              009158106    12979   184675 SH       SOLE                   184675
Alcoa Inc Com                  COM              013817101    12978   432460 SH       SOLE                   432460
American Express Co Com        COM              025816109    11957   197080 SH       SOLE                   197080
American Intl Group Com        COM              026874107    12049   168135 SH       SOLE                   168135
Amgen Inc Com                  COM              031162100    10943   160200 SH       SOLE                   160200
Archer Daniels Midland Com     COM              039483102      833    26060 SH       SOLE                    26060
Automatic Data Process Com     COM              053015103    11702   237605 SH       SOLE                   237605
BP Plc Sponsored Adr           COM              055622104      506     7540 SH       SOLE                     7540
Becton Dickinson & Co Com      COM              075887109    12284   175113 SH       SOLE                   175113
Caterpillar Inc Del Com        COM              149123101    11242   183300 SH       SOLE                   183300
Cisco Sys Inc Com              COM              17275R102    14194   519340 SH       SOLE                   519340
Coca Cola Co Com               COM              191216100     1242    25740 SH       SOLE                    25740
Dell Inc Com                   COM              24702R101    12476   497255 SH       SOLE                   497255
Disney Walt Co Com             COM              254687106    15196   443411 SH       SOLE                   443411
Dow Chem Co Com                COM              260543103    12795   320679 SH       SOLE                   320679
Emerson Elec Co Com            COM              291011104    10790   244730 SH       SOLE                   244730
Exxon Mobil Corp Com           COM              30231G102    13893   181302 SH       SOLE                   181302
FedEx Corp Com                 COM              31428X106    11598   106775 SH       SOLE                   106775
Federal Natl Mtg Assn Com      COM              313586109    13544   228060 SH       SOLE                   228060
Gannett Inc Com                COM              364730101    12832   212235 SH       SOLE                   212235
General Dynamics Corp Com      COM              369550108    12632   169900 SH       SOLE                   169900
General Elec Co Com            COM              369604103    10719   288066 SH       SOLE                   288066
Home Depot Inc Com             COM              437076102    13913   346435 SH       SOLE                   346435
Idearc Inc. Com                COM              451663108      533    18610 SH       SOLE                    18610
Illinois Tool Wks Inc Com      COM              452308109    11445   247791 SH       SOLE                   247791
Ingersoll-Rand Company Cl A    COM              G4776G101    12975   331580 SH       SOLE                   331580
Intel Corp Com                 COM              458140100    12617   623057 SH       SOLE                   623057
International Bus Mach Com     COM              459200101    12873   132510 SH       SOLE                   132510
Intl Paper Co Com              COM              460146103    10435   306025 SH       SOLE                   306025
JP Morgan Chase & Co Com       COM              46625H100     1269    26268 SH       SOLE                    26268
Johnson & Johnson Com          COM              478160104    13541   205104 SH       SOLE                   205104
Kimberly Clark Corp Com        COM              494368103    13725   201980 SH       SOLE                   201980
McDonalds Corp Com             COM              580135101    15147   341680 SH       SOLE                   341680
McGraw-Hill Cos Inc            COM              580645109    13962   205260 SH       SOLE                   205260
Microsoft Corp Com             COM              594918104    12693   425085 SH       SOLE                   425085
Morgan Stanley Coms            COM              617446448    13328   163680 SH       SOLE                   163680
Nucor Corp Com                 COM              670346105    13994   256026 SH       SOLE                   256026
Pepsico Inc Com                COM              713448108    11892   190115 SH       SOLE                   190115
Pfizer Inc Com                 COM              717081103    11293   436035 SH       SOLE                   436035
Procter & Gamble Co Com        COM              742718109    13714   213375 SH       SOLE                   213375
Qualcomm Inc Com               COM              747525103    12715   336460 SH       SOLE                   336460
Royal Dutch Shell Plc Spons Ad COM              780259206      729    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    11784   186575 SH       SOLE                   186575
Staples Inc Com                COM              855030102    12159   455375 SH       SOLE                   455375
Stryker Corp Com               COM              863667101     1716    31130 SH       SOLE                    31130
Time Warner Inc Com            COM              887317105    13089   600975 SH       SOLE                   600975
US Bancorp DE Com              COM              902973304    15232   420900 SH       SOLE                   420900
Unilever NV NY                 COM              904784709    14260   523295 SH       SOLE                   523295
Union Pac Corp Com             COM              907818108     1764    19170 SH       SOLE                    19170
Valero Energy Corp New Com     COM              91913Y100      506     9900 SH       SOLE                     9900
Verizon Communications Com     COM              92343V104    13826   371256 SH       SOLE                   371256
Wal-Mart Stores Inc Com        COM              931142103    10675   231170 SH       SOLE                   231170
Walgreen Co Com                COM              931422109    13839   301565 SH       SOLE                   301565